Principal changes in the scope of consolidation in 2022 and 2021 - Summary of Purchase Price Allocation (Details) - EUR (€) € in Millions	Feb. 08, 2022	Sep. 14, 2021
Amunix Pharmaceuticals, Inc
Disclosure of detailed information about business combination [line items]
Other intangible assets	€ 493
Other current and non-current assets and liabilities	(13)
Cash and cash equivalents	118
Deferred taxes, net	(81)
Net assets	517
Goodwill	609
Purchase price	€ 1,126
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Disclosure of detailed information about business combination [line items]
Other intangible assets		€ 396
Other current and non-current assets and liabilities		235
Cash and cash equivalents		247
Deferred taxes, net		(93)
Contingent consideration liability		(323)
Net assets		462
Goodwill		2,118
Purchase price		€ 2,580